Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Schedule of RSUs Activity	The following table summarized the RSUs activity and related information for the six months ended June 30, 2024:
	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2024	895,018	0.02
Granted	—	—
Forfeited	42,498	0.02
Vested	—	—
Unvested, June 30, 2024	852,520	0.02

Schedule of Share Option Activity	The following table summarizes the share option activity and related information for the six months ended June 30, 2024:
	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2024	312,386	0.001	9.30	7.34	4,004,469
Granted	—	—	—	—
Forfeited	37,413	0.001	—	7.34
Exercised	81,853	0.001	—	7.34
Outstanding as of June 30, 2024	193,120	0.001	8.83	7.34	611,641
Vested and exercisable as of June 30, 2024	51,956	0.001	8.83	7.34	164,553